SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS (Details)		12 Months Ended
	Mar. 10, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Expected volatility				100.00%
Expected life		5 years		7 years 6 months
Expected dividend yield		0.00%	0.00%	0.00%
Warrants [Member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.28%	0.91%
Expected volatility	150.88%	124.09%
Expected life	2 years	2 years	2 years
Expected dividend yield	0.00%	0.00%	0.00%